Supplement dated August 11, 2020
to the Prospectuses and Statement of Additional Information (SAI) (each as supplemented, as applicable) of the following fund:
Fund	Prospectuses Dated	SAI Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2019 & 12/18/2019	8/1/2020
Effective immediately, Christopher Welch is removed as a portfolio manager to the Fund. Therefore, all references to Mr. Welch are hereby removed from the Fund's prospectuses and the SAI and the Fund's prospectuses are hereby revised as follows.
The portfolio manager information for Diamond Hill Capital Management, Inc. under the heading “Fund Management” in the “Summary of the Fund” section of each Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Charles Bath, CFA	Managing Director, Investments and Portfolio Manager of Diamond Hill	Lead Portfolio Manager	2016
Austin Hawley, CFA	Chief Investment Officer and Portfolio Manager of Diamond Hill	Portfolio Manager	2016
The rest of the section remains the same.
The portfolio manager information under the heading “Portfolio Managers” for Diamond Hill Capital Management, Inc. in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Charles Bath, CFA	Managing Director, Investments and Portfolio Manager of Diamond Hill	Lead Portfolio Manager	2016
Austin Hawley, CFA	Chief Investment Officer and Portfolio Manager of Diamond Hill	Portfolio Manager	2016
Mr. Bath joined Diamond Hill in 2002. Mr. Bath began his investment career in 1982 and earned a B.S. from Miami University and an M.B.A. from The Ohio State University.
Mr. Hawley joined Diamond Hill in 2008. Mr. Hawley began his investment career in 1999 and earned a B.A. and an M.B.A. from Dartmouth College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_102_(08/20)